Assets held for sale and discontinued operations - Narrative (Details) - GBP (£) £ in Millions					12 Months Ended
	Oct. 01, 2024	Sep. 26, 2024	Mar. 11, 2024	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of subsidiaries [line items]
Profit after tax					£ 2,905	£ 2,291	£ 7,797
Impairment					303	0
UK Electricity System Operator
Disclosure of subsidiaries [line items]
Consideration paid (received)	£ (673)
Profit after tax					103	178	182
UK Electricity System Operator | Disposal groups classified as held for sale
Disclosure of subsidiaries [line items]
Consideration paid (received)	£ (673)
GasT TopCo Limited
Disclosure of subsidiaries [line items]
Consideration paid (received)		£ (686)
Proportion of ownership interest disposed			20.00%
Proportion of ownership interest in associate			20.00%	40.00%
Gains (Losses) on disposals of assets held for sale		£ 25
National Grid Renewables | Exceptional items
Disclosure of subsidiaries [line items]
Impairment					31
NGR and Grain LNG
Disclosure of subsidiaries [line items]
Profit after tax					£ 60	£ 49	£ 108
UK Gas Transmission business
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed				100.00%
Portion of consideration paid (received) consisting of cash and cash equivalents				£ 4,000
Portion of consideration received consisting of shareholding in acquirer				40.00%
Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) | GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate				60.00%